Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 78,514	$ 77,767
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	71,641	71,655
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	3,463	2,782
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 3,410	$ 3,330